RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of group leases
The Group leases several assets including office and residential property, ships and ship equipment which are disclosed as right-of-use assets.

	Office and residential property	Ships	Ship equipment	Total
Cost:	US$’000	US$’000	US$’000	US$’000
Balance at 1 January 2020	2,733	85,534	271	88,538
Additions	539	20,833	83	21,455
Derecognition of right-of-use asset	(80)	(18,449)	(167)	(18,696)
Acquisitions of subsidiary (Note 39.1)	-	-	87	87
Adjustment (1)	(80)	-	-	(80)
Reclassification to disposal group held for sale (Note 38)	(399)	-	-	(399)
Effect of foreign currency exchange differences	34	-	-	34
Balance at 31 December 2020	2,747	87,918	274	90,939
Additions	371	20,254	243	20,868
Derecognition of right-of use-asset	(310)	(12,285)	(41)	(12,636)
Effect of foreign currency exchange differences	88	-	-	88
Balance at 31 December 2021	2,896	95,887	476	99,259

Accumulated depreciation:
Balance at 1 January 2020	601	30,307	142	31,050
Depreciation from continuing operations	946	24,507	167	25,620
Depreciation from discontinued operation	73	1,739	-	1,812
Derecognition of right-of-use asset	(80)	(18,449)	(167)	(18,696)
Adjustment (1)	(80)	-	-	(80)
Reclassification to disposal group held for sale (Note 38)	(82)	-	-	(82)
Effect of foreign currency exchange differences	3	-	-	3
Balance at 31 December 2020	1,381	38,104	142	39,627
Depreciation from continuing operations	938	34,781	117	35,836
Depreciation from discontinued operation	34	-	-	34
Derecognition of right-of-use asset	(310)	(9,252)	(41)	(9,603)
Effect of foreign currency exchange differences	54	-	-	54
Balance at 31 December 2021	2,097	63,633	218	65,948

Impairment:
Balance at 1 January 2020, 31 December 2020	-	2,250	-	2,250
Derecognition of right-of-use asset	-	(360)	-	(360)
Reversal of impairment from continuing operations	-	(1,046)	-	(1,046)
Balance at 31 December 2021	-	844	-	844

Carrying amount:
As at 31 December 2021	799	31,410	258	32,467
As at 31 December 2020	1,366	47,564	132	49,062

(1)
Refers to lease modification during the period.